Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Significant Transactions and Balances with Related Parties
(b)
Significant transactions with related parties

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Purchase of clinical trials related services
Hangzhou Simo Company Limited	5,601	5,948	—
Frontage Laboratories (Suzhou) Company Limited	2,346	2,157	—
Hangzhou Tigermed Consulting Company Limited	810	1,069	—
Beijing Medical Development (Suzhou) Company Limited	186	301	—
Shanghai Tigermed Consulting Company Limited	891	34	—

(c)
Balances with related parties

	As of December 31,
	2020	2021
	RMB’000	RMB’000
(i) Prepayments
Hangzhou Tigermed Consulting Company Limited	850	—
Hangzhou Simo Company Limited	507	—

Summary of Key Management Personnel Compensation
(d)
Key management personnel compensation

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	3,358	8,013	18,100
Share-based compensation expenses	2,749	1,148	28,266
Contributions to defined benefit plan (i)	1,140	971	—
Welfare, housing funds and other	216	180	308
	7,463	10,312	46,674

(i)
The defined benefit plan was established in 2018 for one founder and subsequently terminated in 2020. The aggregate value of the benefits under this plan was fully funded and rolled over into an individual retirement account for the benefit of the founder following termination. The Company will have no further obligations with respect to such plan and is no longer subject to actuarial risk and investment risk. The benefit obligation was determined using certain assumptions, including life annuity factor and specified interest rate, which were published by the U.S. Internal Revenue Service.